Consolidated Statement of Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Equity
Cash dividend per common share	$ 6.43	$ 6.21	$ 5.90
Common stock issued under employee plans (in shares)	4,569,917	3,998,245	4,311,998
Purchases of treasury stock under employee plans (in shares)	2,000,704	1,173,416	1,226,080
Sales of treasury stock under employee plans (in shares)	2,041,347	424,589	463,083
Other treasury shares purchased, not retired (in shares)	9,979,516	32,949,233	27,237,179